Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Revenues from Company's Operation in Italy and Spain
Segment assets consist of current assets and fixed assets, as included in reports provided regularly to the chief operating decision maker.

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2020
	€ in thousands

Revenues	-	2,577	4,089	-	6,002	57,495	-	70,163	(60,518)	9,645
Operating expenses	-	(463)	(379)	-	(4,109)	(44,489)	-	(49,440)	44,489	(4,951)
Depreciation and amortization expenses	-	(905)	(2,310)	-	(1,457)	(5,674)	-	(10,346)	7,371	(2,975)
Gross profit (loss)	-	1,209	1,400	-	436	7,332	-	10,377	(8,658)	1,719
Project development costs										(3,491)
General and
administrative expenses										(4,512)
Share of profits (loss) of
equity accounted investee										1,525
Other income, net										2,100
Capital gain (loss)										-
Operating profit (loss)										(2,659)
Financing income										2,134
Financing income
(expenses) in connection
with derivatives, net										1,094
Financing expenses, net										(6,862)
Profit (loss) before taxes
on Income										(6,293)
Segment assets as at
December 31, 2020	503	17,574	36,521	232,955	36,253	109,983	21,925	455,714	4,458	460,172

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2019
	€ in thousands

Revenues	10,082	2,987	4,114	-	4,786	63,416	-	85,385	(66,397)	18,988
Operating expenses	(1,422)	(504)	(325)	-	(4,387)	(48,558)	-	(55,196)	48,558	(6,638)
Depreciation and amortization expenses	(3,668)	(903)	(2,271)	(30)	(1,353)	(5,031)	-	(13,256)	6,840	(6,416)
Gross profit (loss)	4,992	1,580	1,518	(30)	(954)	9,827	-	16,933	(10,999)	5,934
Project development costs										(4,213)
General and
administrative expenses										(3,827)
Share of profits (loss) of
equity accounted investee										3,086
Other income, net										(2,100)
Capital gain (loss)										18,770
Operating profit										17,650
Financing income										1,827
Financing income
(expenses) in connection
with derivatives, net										897
Financing expenses, net										(10,877)
Profit before taxes on
Income										9,497
Segment assets as at
December 31, 2019	-	16,324	38,942	118,848	18,463	116,561	2,473	311,611	(1,439)	310,172

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2018
	€ in thousands

Revenues	9,560	3,033	4,011	-	4,483	58,063	-	79,150	(61,033)	18,117
Operating expenses	(1,579)	(574)	(507)	-	(3,682)	(44,600)	-	(50,942)	44,600	(6,342)
Depreciation and amortization expenses	(3,569)	(828)	(2,042)	-	(1,081)	(4,811)	-	(12,331)	6,515	(5,816)
Gross profit (loss)	4,412	1,631	1,462	-	(280)	8,652	-	15,877	(9,918)	5,959
Project development costs										(2,878)
General and
administrative expenses										(3,600)
Share of profits (loss) of
equity accounted investee										2,545
Other income, net										884
Operating profit										2,910
Financing income										2,936
Financing income
(expenses) in connection
with derivatives, net										494
Financing expenses, net										(5,521)
Profit before taxes on
Income										819
Segment assets as at
December 31, 2018	54,539	16,799	34,258	15,169	18,879	105,246	2,318	247,208	(36,048)	211,160

Schedule of Segment Assets Consist of Current Assets and Fixed Assets
The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2020	2019	2018
	€ in thousands
Israel	1,066	1,133	1,041
The Netherlands	6,002	4,786	4,483
Italy	-	10,082	9,560
Spain	2,577	2,987	3,033
Total revenues	9,645	18,988	18,117

Schedule of Fixed Assets, Net from Company's Operation
The following table lists the fixed assets, net from the Company's operation:

	As at December 31
	2020	2019
	€ in thousands
Israel	16,651	19
Italy	-	-
Spain	217,339	97,327
The Netherlands	30,105	17,043
Total fixed assets, net	264,095	114,389